Consolidated Statements of Financial Condition (Current Period Unaudited) (Parentheticals) (USD $)	Sep. 30, 2013	Sep. 30, 2012
Preferred stock, shares authorized	10,000,000
Common stock, par value (in Dollars per share)	$ 0.02	$ 0.02
Common stock, shares authorized	150,000,000	150,000,000
Common stock, shares issued	100,580,203	26,555,572
Common stock, shares outstanding	100,580,203	26,555,572
Cumulative Preferred Stock Series C and D Par Value [Member]
Preferred stock, par value (in Dollars per share)	$ 0.01	$ 0.01
Cumulative Preferred Stock Series C and D Shares Authorized [Member]
Preferred stock, shares authorized	10,000,000	10,000,000
Cumulative Preferred Stock Series C and D Shares Issued [Member]
Preferred stock, shares issued	0	94,169
Cumulative Preferred Stock Series C and D Shares Outstanding [Member]
Preferred stock, shares outstanding	0	94,169